Summary of Significant Accounting Policies - Amortization Periods by Major Intangible Asset Classes (Detail)	12 Months Ended
Aug. 31, 2018
Trademarks and brand names | Minimum
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	10 years
Trademarks and brand names | Maximum
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	20 years
Core Curriculum
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	10 years
Non-compete agreement
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	7 years
Customer relationship
Significant Accounting Policies [Line Items]
Estimated amortization of intangible assets	4 years